Equity Incentive Plans	6 Months Ended
Jun. 30, 2012
Equity Incentive Plans

(9) Equity Incentive Plans

(a) ExactTarget, Inc. 2004 Stock Option Plan, as Amended

In 2004, the stockholders and the board of directors approved the ExactTarget, Inc. 2004 Stock Option Plan (“2004 Plan”). Under the 2004 Plan, a maximum of 9,615,248 shares of common stock are authorized for issuance to provide a continuing long-term incentive to key employees, provide a means of rewarding outstanding performance and enhance the Company’s ability to recruit and retain key employees. Options granted vest over four years. For options issued prior to July 14, 2004, vesting commences one year from the grant date at 25% and continues to vest at 25% per year for the three years thereafter on the anniversary date of the grant date. For options issued on or after July 14, 2004, 25% of the options granted are exercisable one year from the grant date and the remaining 75% are exercisable ratably over the remaining 36 months. Options expire ten years from the grant date and are forfeited if not exercised within 30 days of an employee leaving the Company. The fair value of the common stock was determined by the Company’s board of directors after considering a broad range of factors, including peer group trading multiples, the illiquid nature of an investment in the Company’s common stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and sale and offer prices of preferred stock in private transactions negotiated at arm’s length. The Company ceased granting options under the 2004 Plan in January 2008.

(b) ExactTarget, Inc. 2008 Equity Incentive Plan

The 2008 Equity Incentive Plan (“2008 Plan”), became effective on February 1, 2008 and was approved by the board of directors on January 23, 2008 and by stockholders on March 28, 2008. The 2008 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, and restricted stock, collectively “awards.” Employees and directors, and any subsidiary corporation’s employees and directors, are eligible to receive awards under the 2008 Plan. However, incentive stock options may only be granted to employees or any subsidiary corporation’s employees. The Compensation Committee has the power to determine the terms of the awards, including the employees and directors who will receive awards, the exercise price of options, which must be no lower than fair market value, the fair market value of the shares subject to each award, the number of shares subject to each award, the vesting schedule and exercisability of awards, and the form of consideration payable upon exercise or purchase, as applicable. At the beginning of each calendar year, an additional 1,000,000 shares are added to the awards available for future grants up to 4% of the total number of shares outstanding.

In 2010, the board of directors approved an additional 3,046,656 shares and in January 2011, the board of directors approved an additional 2,341,170 shares, to be added to the awards available for future grants under the 2008 Plan. Effective November 2011, the 2008 Plan was amended to (i) increase the number of shares available for grant under the plan by an additional 7,852,566 shares, and (ii) provide that the number of shares reserved for issuance under the plan will be increased automatically on the first day of January in each of the years 2013 through 2017 by a number of shares equal to the lesser of (1) 5% of the total number of the Company’s shares outstanding as of the immediately preceding December 31, or (2) such maximum amount, if any, determined by the Company’s board of directors. During 2011, the board of directors approved a total of 10,193,736 shares to be added to the awards available for future grants under the 2008 Plan. Shares available for future grants under the 2008 Plan at December 31, 2010 and 2011 were 318,444 and 8,213,830, respectively, and were 6,868,276 at June 30, 2012.

(c) Equity Plan Activity

The following table sets forth the total stock-based compensation expense resulting from stock awards included in the Company’s Statements of Operations in accordance with FASB ASC Topic 718:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
			(in thousands)
Cost of revenue - subscription	$130	$218	$351	$167	$205
Cost of revenue - professional services	286	446	704	326	467
Sales and marketing	813	1,413	2,265	1,000	1,548
Research and development	528	1,147	1,511	673	780
General and administrative	1,589	1,201	2,123	846	1,953

Total stock-based compensation expense	$3,346	$4,425	$6,954	$3,012	$4,953

As of December 31, 2009, 2010 and 2011, and June 30, 2011 and 2012, $8.4 million, $13.0 million, $17.1 million, $18.1 million and $25.3 million, respectively, of total unrecognized stock-based compensation expense related to nonvested shares was expected to be recognized over the respective vesting terms of each award through 2016. The weighted average term of the unrecognized stock-based compensation expense is 3.0 years, 2.8 years and 2.7 years for the years ended December 31, 2009, 2010 and 2011, respectively, and 2.9 years and 2.7 years for the six months ended June 30, 2011 and 2012, respectively.

The fair value of options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Expected volatility	63.10% - 65.43%	59.07 - 62.07%	54.99% - 57.78%	54.99% - 57.64%	54.88% - 55.54%
Risk free interest rate	1.76% - 2.47%	1.50% - 2.43%	0.95% - 2.12%	1.85% - 2.12%	0.85% - 0.92%
Expected dividend yield	—	—	—	—	—
Expected option term (in years)	6.25	6.25	6.25	6.25	6.25
Weighted average grant date fair value of options granted	$2.59	$3.02	$4.56	$4.23	$8.15

The Company believes the historical volatility of a peer group of companies is representative of future stock price trends. Therefore, expected volatility is based on historical volatility of the publicly traded stock of a peer group of companies analyzed by the Company over the expected term of the options.

The risk-free interest rate for periods within the contractual life of the Company’s stock options is based on the U.S. Treasury yield curve in effect at the time of grant for time periods similar to the expected term of the award. The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future. The estimated forfeiture rate applied is based on historical forfeiture rates. The expected option term is based on the average of the vesting term and the 10-year contractual lives of all options awarded.

Stock option activity in the equity incentive plans for 2010 and 2011 and the six months ended June 30, 2012 was as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding:
Balance at December 31, 2009	7,105,356	$3.5377	7.90	$14,689
Granted	3,220,080	5.7600
Exercised	(625,734)	1.2645
Forfeited	(533,384)	4.7111

Balance at December 31, 2010	9,166,318	$4.4018	7.54	$21,983

Granted	2,819,668	7.9893
Exercised	(135,712)	3.1747
Forfeited	(526,782)	6.0964

Balance at December 31, 2011	11,323,492	$5.2309	7.37	$54,003

Granted (unaudited)	1,644,250	15.5078
Exercised (unaudited)	(225,214)	3.6482
Forfeited (unaudited)	(334,700)	6.4176

Balance at June 30, 2012 (unaudited)	12,407,828	$6.5893	7.24	$189,676

Exercisable at December 31, 2010	3,900,246	$3.0765	6.33	$14,523
Exercisable at December 31, 2011	5,965,438	$3.8320	6.20	$36,795
Exercisable at June 30, 2012 (unaudited)	7,049,945	$4.3123	6.12	$123,710

The aggregate intrinsic value represents the total pretax intrinsic value, based on a stock price of $5.61, $6.80, $10.00 and $21.86 per share at December 31, 2009, 2010 and 2011 and June 30, 2012, respectively, which would have been received by the option holders had all option holders exercised their options as of that date. This amount changes based on the current price of the stock. The total intrinsic value of options exercised was $14.5 million, $2.9 million, and $0.8 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $3.2 million for the six months ended June 30, 2012.

The following table summarizes information about the options outstanding as of June 30, 2012:

	Options outstanding		Options exercisable
Range of exercise price	Shares	Weighted average remaining contractual life	Shares
$0.2116 - $2.7600	1,835,192	3.53	1,835,192
$3.3600 - $4.3900	773,508	5.52	773,508
$4.6700 - $4.6700	2,166,563	6.69	1,750,263
$5.3150 - $5.3800	524,730	6.16	497,499
$5.6050 - $5.6050	2,218,313	7.64	1,279,830
$6.8000 - $6.8000	599,105	7.96	265,594
$7.7000 - $7.7000	2,220,917	8.75	647,923
$9.5850 - $25.9900	2,069,500	9.50	136

$0.2116 - $25.9900	12,407,828		7,049,945

During the year ended December 31, 2010, the Company granted 42,816 shares of restricted stock to nonemployee directors with a weighted average fair value of $5.61 per share, which vested in 2011. During the year ended December 31, 2011, the Company granted 32,464 shares of restricted stock to nonemployee directors with a weighted average fair value of $7.70 per share, which will vest in 2012. During the six months ended June 30, 2011 and 2012, the Company granted 42,816 and 44,964 shares of restricted stock, respectively, to nonemployee directors with a weighted average fair value of $5.61 per share and $18.24 per share, respectively, which will vest in 2012 and 2013, respectively. There were 474,958 shares, 103,244 shares, 145,875 shares and 86,930 shares of unvested restricted stock outstanding at December 31, 2010 and 2011 and June 30, 2011 and 2012, respectively.